UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

                       USAA INCOME FUND



[LOGO OF USAA]
   USAA(R)

                                 USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Portfolio of Investments                                                  17

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      37

   Notes to Financial Statements                                             40

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                         "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                           USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Income Fund had a total return of 5.38%. This compares to returns of 6.82% for the Lehman Brothers U.S. Aggregate Bond Index and 4.58% for the Lipper A Rated Bond Funds Index.

         As of January 31, 2008, the Fund's 12-month dividend yield was 4.98%, compared to 4.59% for the Lipper Corporate Debt Funds A Rated Average.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         The global credit crisis sparked by the meltdown in subprime mortgage lending in the United States was the overriding factor in the market. As we've written before, markets tend to swing between fear and greed. Just one year ago, the market appeared to be operating at maximum greed. Bond investors were embracing risky assets and not demanding enough of a yield premium for owning them. Now, the pendulum has swung in the opposite direction, and investors have become very risk averse as they suffer the consequences of having chosen securities based on bond ratings rather than their own due diligence. So investors now seem to want only the safest assets, such as U.S. government securities. Because investors are shunning other types of bonds, their yield premiums are at very high levels. Of course the

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         market tends to overshoot in both directions, and today we believe the yield advantage on many select nongovernment securities is high enough to compensate for their risk.

WHAT'S YOUR VIEW OF THE RECENT RATE CUTTING?

         The Federal Reserve Board's (the Fed's) objective is the safety and soundness of the financial system. As exposure to the subprime fallout began to erode bank capital, the Fed had little choice but to intervene. The intervention began in August with an inter-meeting cut in the discount rate, which is the rate of interest the Fed charges on loans it makes to banks and other depository institutions. This was followed by five cuts in the federal funds rate (the target interest rate on overnight loans between banks), including a dramatic 0.75% inter-meeting cut just eight days before January's scheduled meeting, when it cut the federal funds rate by 0.50%. As of January 31, 2008, the federal funds rate stands at 3.00%, down from 5.25% at the beginning of the reporting period. In addition, the Fed set up a temporary Term Auction Facility to provide liquidity to the banking system.

         While short-term interest rates followed the federal funds rate downward and seem to be anticipating additional easing, market forces set longer-term rates. As you can see in the U.S. Treasury yield curve chart and the yields graph on the following pages, longer-term rates did not fall by as much as shorter-term rates, largely because of three factors. First, record-high oil prices fanned fears of inflation. The rising federal budget deficit added supply of U.S. Treasury securities. And finally, the falling U.S. dollar eroded the value of U.S. Treasury securities held by foreign investors.

         In such a risk-averse market, investors sought safety first. This caused U.S. government securities to outperform all other sectors substantially. Treasuries, Treasury inflation-protected securities
         (TIPS), and mortgage-backed securities issued by agencies such as Fannie Mae and Ginnie Mae were the big winners in terms of total return. Yield spreads between these

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                          HISTORICAL YIELD CURVE

                    [CHART OF HISTORICAL YIELD CURVE]

                    7/31/07              1/31/08                  CHANGE
                    -------              -------                  ------
 3 MONTH             4.941%               1.941%                 -2.9997%
 6 MONTH             4.969                2.054                  -2.9153
 2  YEAR             4.517                2.093                  -2.4246
 5  YEAR             4.561                2.760                  -1.8009
10  YEAR             4.739                3.593                  -1.1457
30  YEAR             4.902                4.322                  -0.5794

                             [END CHART]

SOURCE: BLOOMBERG L.P.

         securities and everything else in the bond market widened, in some cases by a large amount.

HOW WAS THE FUND POSITIONED?

         We were fortunate to have anticipated the dramatic change in market sentiment and, well before the period started, sought to reduce risk by increasing our exposure to U.S. government securities.

         Of course, our investment objective is "maximum current income without undue risk to principal," so we maintain a portfolio that's broadly diversified across the bond market to seek to take advantage of the higher yields available outside of U.S. government securities.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       HISTORICAL TREASURY YIELDS

                 [CHART OF HISTORICAL TREASURY YIELDS]

                  10-YEAR YIELD        FED FUNDS TARGET RATE        2-YEAR YIELD
  8/1/2007             4.74%                    5.25%                   4.52%
  8/1/2007             4.79                     5.25                    4.60
  8/2/2007             4.77                     5.25                    4.58
  8/3/2007             4.69                     5.25                    4.42
  8/6/2007             4.74                     5.25                    4.51
  8/7/2007             4.77                     5.25                    4.56
  8/8/2007             4.88                     5.25                    4.66
  8/9/2007             4.77                     5.25                    4.45
 8/10/2007             4.81                     5.25                    4.46
 8/13/2007             4.76                     5.25                    4.42
 8/14/2007             4.73                     5.25                    4.37
 8/15/2007             4.73                     5.25                    4.29
 8/16/2007             4.66                     5.25                    4.22
 8/17/2007             4.69                     5.25                    4.19
 8/20/2007             4.63                     5.25                    4.09
 8/21/2007             4.59                     5.25                    4.03
 8/22/2007             4.65                     5.25                    4.19
 8/23/2007             4.65                     5.25                    4.25
 8/24/2007             4.62                     5.25                    4.30
 8/27/2007             4.57                     5.25                    4.21
 8/28/2007             4.51                     5.25                    4.07
 8/29/2007             4.56                     5.25                    4.17
 8/30/2007             4.51                     5.25                    4.09
 8/31/2007             4.53                     5.25                    4.14
  9/3/2007             4.53                     5.25                    4.14
  9/4/2007             4.55                     5.25                    4.13
  9/5/2007             4.47                     5.25                    4.01
  9/6/2007             4.51                     5.25                    4.09
  9/7/2007             4.38                     5.25                    3.90
 9/10/2007             4.32                     5.25                    3.85
 9/11/2007             4.37                     5.25                    3.95
 9/12/2007             4.41                     5.25                    3.96
 9/13/2007             4.47                     5.25                    4.03
 9/14/2007             4.46                     5.25                    4.04
 9/17/2007             4.47                     5.25                    4.07
 9/18/2007             4.47                     4.75                    3.98
 9/19/2007             4.55                     4.75                    4.00
 9/20/2007             4.70                     4.75                    4.11
 9/21/2007             4.62                     4.75                    4.04
 9/24/2007             4.63                     4.75                    4.05
 9/25/2007             4.63                     4.75                    3.99
 9/26/2007             4.62                     4.75                    3.99
 9/27/2007             4.57                     4.75                    3.95
 9/28/2007             4.59                     4.75                    3.99
 10/1/2007             4.55                     4.75                    4.00
 10/2/2007             4.52                     4.75                    3.97
 10/3/2007             4.56                     4.75                    4.02
 10/4/2007             4.51                     4.75                    3.98
 10/5/2007             4.64                     4.75                    4.08
 10/8/2007             4.64                     4.75                    4.08
 10/9/2007             4.65                     4.75                    4.13
10/10/2007             4.65                     4.75                    4.15
10/11/2007             4.64                     4.75                    4.12
10/12/2007             4.68                     4.75                    4.23
10/15/2007             4.68                     4.75                    4.22
10/16/2007             4.65                     4.75                    4.13
10/17/2007             4.55                     4.75                    3.98
10/18/2007             4.49                     4.75                    3.91
10/19/2007             4.39                     4.75                    3.78
10/22/2007             4.41                     4.75                    3.86
10/23/2007             4.41                     4.75                    3.82
10/24/2007             4.34                     4.75                    3.74
10/25/2007             4.38                     4.75                    3.77
10/26/2007             4.40                     4.75                    3.78
10/29/2007             4.38                     4.75                    3.80
10/30/2007             4.38                     4.75                    3.81
10/31/2007             4.47                     4.50                    3.95
 11/1/2007             4.35                     4.50                    3.76
 11/2/2007             4.32                     4.50                    3.68
 11/5/2007             4.34                     4.50                    3.68
 11/6/2007             4.38                     4.50                    3.71
 11/7/2007             4.31                     4.50                    3.55
 11/8/2007             4.29                     4.50                    3.47
 11/9/2007             4.22                     4.50                    3.43
11/12/2007             4.22                     4.50                    3.43
11/13/2007             4.27                     4.50                    3.55
11/14/2007             4.25                     4.50                    3.50
11/15/2007             4.14                     4.50                    3.32
11/16/2007             4.17                     4.50                    3.34
11/19/2007             4.07                     4.50                    3.15
11/20/2007             4.10                     4.50                    3.20
11/21/2007             4.01                     4.50                    3.00
11/22/2007             4.01                     4.50                    3.00
11/23/2007             4.00                     4.50                    3.08
11/26/2007             3.84                     4.50                    2.89
11/27/2007             3.95                     4.50                    3.07
11/28/2007             4.04                     4.50                    3.18
11/29/2007             3.94                     4.50                    3.05
11/30/2007             3.94                     4.50                    3.00
 12/3/2007             3.85                     4.50                    2.85
 12/4/2007             3.89                     4.50                    2.88
 12/5/2007             3.96                     4.50                    2.93
 12/6/2007             4.01                     4.50                    3.03
 12/7/2007             4.11                     4.50                    3.10
12/10/2007             4.16                     4.50                    3.17
12/11/2007             3.97                     4.25                    2.92
12/12/2007             4.09                     4.25                    3.14
12/13/2007             4.20                     4.25                    3.24
12/14/2007             4.24                     4.25                    3.31
12/17/2007             4.15                     4.25                    3.18
12/18/2007             4.12                     4.25                    3.20
12/19/2007             4.03                     4.25                    3.10
12/20/2007             4.05                     4.25                    3.10
12/21/2007             4.17                     4.25                    3.20
12/24/2007             4.21                     4.25                    3.25
12/25/2007             4.21                     4.25                    3.25
12/26/2007             4.28                     4.25                    3.31
12/27/2007             4.20                     4.25                    3.21
12/28/2007             4.08                     4.25                    3.11
12/31/2007             4.03                     4.25                    3.05
  1/1/2008             4.03                     4.25                    3.05
  1/2/2008             3.91                     4.25                    2.88
  1/3/2008             3.89                     4.25                    2.82
  1/4/2008             3.87                     4.25                    2.75
  1/7/2008             3.83                     4.25                    2.75
  1/8/2008             3.78                     4.25                    2.68
  1/9/2008             3.82                     4.25                    2.72
 1/10/2008             3.89                     4.25                    2.70
 1/11/2008             3.79                     4.25                    2.56
 1/14/2008             3.77                     4.25                    2.55
 1/15/2008             3.68                     4.25                    2.48
 1/16/2008             3.74                     4.25                    2.50
 1/17/2008             3.62                     4.25                    2.40
 1/18/2008             3.63                     4.25                    2.35
 1/21/2008             3.63                     4.25                    2.35
 1/22/2008             3.44                     3.50                    2.00
 1/23/2008             3.60                     3.50                    2.15
 1/24/2008             3.70                     3.50                    2.31
 1/25/2008             3.55                     3.50                    2.19
 1/28/2008             3.58                     3.50                    2.19
 1/29/2008             3.68                     3.50                    2.29
 1/30/2008             3.67                     3.00                    2.17
 1/31/2008             3.60                     3.00                    2.10

                               [END CHART]

         Source: Bloomberg L.P.

         We did have exposure to preferred securities issued by real estate investment trusts (REITs), which were our worst performing securities for the period. We took advantage of their weakness to add slightly to our position and participated in their strong recovery in January. We also began to add to our exposure to commercial mortgage-backed securities and other corporate securities, because their yield premiums are now high enough to compensate for their higher risk. We should note that we're making these additions selectively, using USAA's strong research team to perform due diligence.

WHAT'S YOUR OUTLOOK?

         We don't think the economy is out of the woods, and given the problems in the financial sector, we believe the Fed has more work to do. We believe the Fund is well-positioned for this environment.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         We continue to manage the Fund in a disciplined fashion and are taking advantage of wide yield spreads when it makes sense. As stated earlier, this is an income fund. What has been most satisfying is that we paid out higher income than our peer group during the period while also outperforming it on a total return basis.

         As always, we thank you for your confidence and for the privilege of serving you.

  F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA INCOME FUND

                             LIPPER LEADERS (OVERALL)

                            [5]                     [5]
                        TOTAL RETURN              EXPENSE

The Fund is listed as a Lipper Leader for Total Return and Expense among 155 and 159 funds, respectively, within the Lipper Corporate Debt Funds A Rated category for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Total Return among 155 funds for the three-year period and a score of 4 among 135 and 60 funds for the five- and 10-year periods, respectively. The Fund received a Lipper Leader rating for Expense among 159, 136, and 61 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2008. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND (Ticker Symbol: USAIX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

----------------------------------------------------------------------------------
                                          1/31/08                     7/31/07
----------------------------------------------------------------------------------
Net Assets                             $1,912.9 Million           $1,846.7 Million
Net Asset Value Per Share                  $12.25                     $11.92


-------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 1/31/08
-------------------------------------------------------------------------------
7/31/07 TO 1/31/08*    1 YEAR     5 YEARS      10 YEARS      30-DAY SEC YIELD**

       5.38%            6.75%      4.60%        5.55%              4.97%


-------------------------
    EXPENSE RATIO***
-------------------------

       0.62%


 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2008

-----------------------------------------------------------------------------------------------------
                  TOTAL RETURN            =         DIVIDEND RETURN              +     PRICE CHANGE
-----------------------------------------------------------------------------------------------------
10 YEARS              5.55%               =               5.66%                  +         -0.11%
5 YEARS               4.60                =               4.81                   +         -0.21
1 YEAR                6.75                =               5.26                   +          1.49

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED JANUARY 31, 2008

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
1/31/1999              8.01%              6.85%                     1.16%
1/31/2000             -4.35               5.91                    -10.26
1/31/2001             15.46               7.64                      7.82
1/31/2002              6.33               6.66                     -0.33
1/31/2003              8.08               5.68                      2.40
1/31/2004              5.45               4.64                      0.81
1/31/2005              4.39               4.55                     -0.16
1/31/2006              2.23               4.72                     -2.49
1/31/2007              4.23               4.89                     -0.66
1/31/2008              6.75               5.26                      1.49

                              [END CHART]

              TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF
              ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                12-MONTH DIVIDEND YIELD COMPARISON

           [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                         LIPPER CORPORATE DEBT
                     USAA INCOME FUND    FUNDS A RATED AVERAGE
1/31/1999                 6.49%                  5.67%
1/31/2000                 6.72                   6.12
1/31/2001                 6.58                   6.03
1/31/2002                 6.55                   5.53
1/31/2003                 5.31                   4.89
1/31/2004                 4.49                   4.05
1/31/2005                 4.42                   3.88
1/31/2006                 4.79                   4.12
1/31/2007                 4.79                   4.38
1/31/2008                 4.98                   4.59

                          [END CHART]

              THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 1/31/99 TO 1/31/08.

              THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CORPORATE A RATED DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LEHMAN BROTHERS U.S.                              LIPPER A RATED BOND
               AGGREGATE BOND INDEX      USAA INCOME FUND           FUNDS INDEX
 1/31/1998        $10,000.00               $10,000.00               $10,000.00
 2/28/1998          9,992.47                 9,976.79                 9,982.91
 3/31/1998         10,026.81                10,008.06                10,020.26
 4/30/1998         10,079.14                10,055.55                10,066.33
 5/31/1998         10,174.75                10,189.82                10,175.34
 6/30/1998         10,261.04                10,301.01                10,265.68
 7/31/1998         10,282.87                10,333.01                10,267.45
 8/31/1998         10,450.22                10,469.57                10,358.98
 9/30/1998         10,694.92                10,627.44                10,590.39
10/31/1998         10,638.37                10,627.40                10,456.56
11/30/1998         10,698.75                10,693.63                10,570.28
12/31/1998         10,730.92                10,732.04                10,604.48
 1/31/1999         10,807.51                10,800.50                10,694.52
 2/28/1999         10,618.84                10,602.68                10,457.25
 3/31/1999         10,677.69                10,620.06                10,525.78
 4/30/1999         10,711.51                10,654.57                10,560.34
 5/31/1999         10,617.69                10,560.48                10,440.34
 6/30/1999         10,583.86                10,457.62                10,389.42
 7/31/1999         10,538.80                10,374.76                10,342.88
 8/31/1999         10,533.44                10,349.85                10,314.49
 9/30/1999         10,655.73                10,456.89                10,412.94
10/31/1999         10,695.05                10,468.81                10,428.75
11/30/1999         10,694.28                10,434.79                10,435.94
12/31/1999         10,642.71                10,319.00                10,388.47
 1/31/2000         10,607.86                10,330.31                10,365.95
 2/29/2000         10,736.15                10,488.66                10,475.72
 3/31/2000         10,877.58                10,657.72                10,617.81
 4/30/2000         10,846.44                10,622.65                10,531.20
 5/31/2000         10,841.46                10,662.53                10,490.57
 6/30/2000         11,067.01                10,891.81                10,724.43
 7/31/2000         11,167.47                11,008.79                10,815.35
 8/31/2000         11,329.33                11,164.59                10,959.03
 9/30/2000         11,400.56                11,273.53                11,019.76
10/31/2000         11,476.00                11,306.05                11,066.05
11/30/2000         11,663.64                11,461.76                11,229.60
12/31/2000         11,880.01                11,695.92                11,459.55
 1/31/2001         12,074.29                11,927.13                11,672.76
 2/28/2001         12,179.47                12,031.79                11,778.14
 3/31/2001         12,240.62                12,117.03                11,819.91
 4/30/2001         12,189.81                12,073.02                11,752.99
 5/31/2001         12,263.34                12,169.41                11,830.42
 6/30/2001         12,309.67                12,245.34                11,878.25
 7/31/2001         12,584.89                12,534.57                12,147.87
 8/31/2001         12,729.00                12,662.50                12,284.87
 9/30/2001         12,877.33                12,760.81                12,332.69
10/31/2001         13,146.80                12,993.31                12,598.59
11/30/2001         12,965.54                12,731.73                12,445.72
12/31/2001         12,883.20                12,582.66                12,352.15
 1/31/2002         12,987.49                12,682.65                12,438.61
 2/28/2002         13,113.35                12,773.15                12,531.15
 3/31/2002         12,895.20                12,536.71                12,330.98
 4/30/2002         13,145.26                12,729.70                12,549.85
 5/31/2002         13,256.96                12,849.14                12,645.40
 6/30/2002         13,371.59                12,947.30                12,699.84
 7/31/2002         13,532.93                12,997.96                12,775.77
 8/31/2002         13,761.42                13,290.51                13,009.95
 9/30/2002         13,984.30                13,514.98                13,211.51
10/31/2002         13,920.60                13,341.03                13,078.83
11/30/2002         13,916.90                13,372.57                13,125.28
12/31/2002         14,204.37                13,669.05                13,410.73
 1/31/2003         14,216.49                13,707.83                13,439.36
 2/28/2003         14,413.20                13,901.76                13,635.23
 3/31/2003         14,402.09                13,875.39                13,625.18
 4/30/2003         14,520.94                13,980.46                13,777.58
 5/31/2003         14,791.68                14,288.93                14,065.35
 6/30/2003         14,762.32                14,296.89                14,033.36
 7/31/2003         14,266.02                13,775.47                13,552.00
 8/31/2003         14,360.74                13,879.89                13,641.97
 9/30/2003         14,740.88                14,247.26                14,015.11
10/31/2003         14,603.40                14,167.39                13,901.91
11/30/2003         14,638.37                14,218.77                13,945.98
12/31/2003         14,787.34                14,339.51                14,083.60
 1/31/2004         14,906.31                14,455.08                14,202.08
 2/29/2004         15,067.66                14,602.28                14,337.13
 3/31/2004         15,180.50                14,718.59                14,447.01
 4/30/2004         14,785.55                14,312.62                14,092.53
 5/31/2004         14,726.32                14,258.83                14,020.56
 6/30/2004         14,809.55                14,335.50                14,092.35
 7/31/2004         14,956.34                14,496.27                14,227.02
 8/31/2004         15,241.64                14,751.12                14,494.44
 9/30/2004         15,283.00                14,806.81                14,541.26
10/31/2004         15,411.16                14,932.22                14,659.91
11/30/2004         15,288.23                14,843.43                14,571.12
12/31/2004         15,428.90                14,987.90                14,718.96
 1/31/2005         15,525.79                15,089.44                14,820.64
 2/28/2005         15,434.13                15,025.11                14,761.94
 3/31/2005         15,354.87                14,970.64                14,672.63
 4/30/2005         15,562.68                15,179.37                14,867.55
 5/31/2005         15,731.05                15,325.41                15,038.22
 6/30/2005         15,816.83                15,396.79                15,125.33
 7/31/2005         15,672.84                15,269.57                14,987.74
 8/31/2005         15,873.76                15,486.83                15,190.00
 9/30/2005         15,710.24                15,347.36                15,009.76
10/31/2005         15,585.91                15,235.02                14,871.01
11/30/2005         15,654.84                15,292.42                14,946.25
12/31/2005         15,803.68                15,432.19                15,091.21
 1/31/2006         15,804.57                15,425.86                15,082.94
 2/28/2006         15,857.04                15,481.86                15,138.76
 3/31/2006         15,701.43                15,341.65                14,967.18
 4/30/2006         15,672.97                15,272.75                14,907.12
 5/31/2006         15,656.25                15,272.58                14,900.31
 6/30/2006         15,689.44                15,303.92                14,910.65
 7/31/2006         15,901.59                15,498.35                15,107.72
 8/31/2006         16,145.01                15,731.25                15,348.39
 9/30/2006         16,286.83                15,876.10                15,483.66
10/31/2006         16,394.57                15,991.73                15,594.92
11/30/2006         16,584.76                16,161.68                15,783.68
12/31/2006         16,488.52                16,074.62                15,679.24
 1/31/2007         16,481.75                16,078.84                15,672.00
 2/28/2007         16,735.90                16,338.85                15,935.78
 3/31/2007         16,736.41                16,322.75                15,902.61
 4/30/2007         16,826.66                16,375.32                15,986.24
 5/31/2007         16,699.13                16,227.07                15,861.20
 6/30/2007         16,649.73                16,162.17                15,787.87
 7/31/2007         16,788.62                16,287.33                15,874.00
 8/31/2007         16,994.38                16,466.38                15,995.70
 9/30/2007         17,123.31                16,572.20                16,124.42
10/31/2007         17,277.13                16,700.02                16,244.74
11/30/2007         17,587.82                16,918.90                16,432.98
12/31/2007         17,637.22                16,883.06                16,392.90
 1/31/2008         17,933.50                17,163.63                16,601.79

                                     [END CHART]

              DATA FROM 1/31/98 THROUGH 1/31/08.

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

              o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

              o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                        PORTFOLIO RATINGS MIX
                              1/31/2008

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                          57%
A                                                            16%
BBB                                                          15%
AA                                                           11%
Securities With Short-Term Investment-Grade Ratings           1%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP 10 SECURITIES*
                                 As Of 1/31/2008
--------------------------------------------------------------------------------

                                              COUPON RATE %      % OF NET ASSETS
                                              ----------------------------------
U.S. Treasury Inflation-Indexed Notes            2.38%                 2.9%

U.S. Treasury Notes                              4.63%                 2.4%

U.S. Treasury Notes                              4.00%                 2.1%

U.S. Treasury Notes                              4.63%                 1.7%

Fannie Mae                                       5.00%                 1.4%

Fannie Mae                                       6.00%                 1.4%

Household Finance Corp.                          6.38%                 1.4%

Region of Lombardy                               5.80%                 1.4%

Fannie Mae                                       5.50%                 1.3%

Freddie Mac                                      5.50%                 1.3%

*EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                 PORTFOLIO MIX*
                   1/31/2008

        [PIE CHART OF PORTFOLIO MIX*]

Corporate Obligations                   28.2%
U.S. Government Agency Issues           20.8%
Commercial Mortgage Securities          17.1%
Eurodollar and Yankee Obligations       11.3%
U.S. Treasury Securities                10.8%
Preferred Securities                     6.7%
Municipal Bonds                          2.3%
Money Market Instruments                 1.3%
Asset-Backed Securities                  0.6%

                 [END CHART]

*EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
 SECURITIES LOANED.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (28.2%)

              CONSUMER DISCRETIONARY (1.9%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.4%)
   $15,000    DaimlerChrysler N.A. Holding Corp.                          8.00%         6/15/2010     $   16,304
    10,000    Toyota Motor Credit Corp.(a)                                4.85          2/27/2015         10,022
                                                                                                      ----------
                                                                                                          26,326
                                                                                                      ----------
              BROADCASTING & CABLE TV (0.5%)
    10,000    Comcast Cable Communications, Inc.                          6.88          6/15/2009         10,359
                                                                                                      ----------
              Total Consumer Discretionary                                                                36,685
                                                                                                      ----------
              CONSUMER STAPLES (3.1%)
              -----------------------
              DRUG RETAIL (0.5%)
     9,759    CVS Corp.(b)                                                6.04         12/10/2028          9,362
                                                                                                      ----------
              FOOD RETAIL (0.3%)
     5,000    Kroger Co.                                                  5.50          2/01/2013          5,156
                                                                                                      ----------
              HOUSEHOLD PRODUCTS (0.9%)
    17,000    Clorox Co.                                                  6.13          2/01/2011         18,069
                                                                                                      ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     5,000    Costco Wholesale Corp.                                      5.30          3/15/2012          5,247
                                                                                                      ----------
              PACKAGED FOODS & MEAT (1.1%)
    15,000    Kellogg Co.                                                 6.60          4/01/2011         16,055
     5,000    Wm Wrigley Junior Co.                                       4.30          7/15/2010          5,104
                                                                                                      ----------
                                                                                                          21,159
                                                                                                      ----------
              Total Consumer Staples                                                                      58,993
                                                                                                      ----------
              ENERGY (2.6%)
              -------------
              INTEGRATED OIL & GAS (1.2%)
    21,000    Phillips Petroleum Co.                                      8.75          5/25/2010         23,397
                                                                                                      ----------
              OIL & GAS DRILLING (0.3%)
     5,000    Transocean, Inc.                                            5.25          3/15/2013          5,162
                                                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (1.1%)
   $10,000    Enterprise Products Operating, LLC                          6.30%         9/15/2017     $   10,390
    10,000    Tortoise Energy Infrastructure Corp.(j)                     7.00          7/15/2044         10,000
                                                                                                      ----------
                                                                                                          20,390
                                                                                                      ----------
              Total Energy                                                                                48,949
                                                                                                      ----------
              FINANCIALS (10.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     5,000    State Street Capital Trust III                              8.25                  -(d)       5,041
                                                                                                      ----------
              CONSUMER FINANCE (2.2%)
    25,200    Household Finance Corp.                                     6.38         10/15/2011         26,416
     7,000    SLM Corp.                                                   4.92(c)       6/01/2009          6,632
    10,000    SLM Corp.                                                   5.38          1/15/2013          8,925
                                                                                                      ----------
                                                                                                          41,973
                                                                                                      ----------
              LIFE & HEALTH INSURANCE (0.3%)
     5,000    Great-West Life & Annuity Insurance Co.(b)                  7.15          5/16/2046          5,002
                                                                                                      ----------
              MULTI-LINE INSURANCE (0.3%)
     5,000    AIG Sunamerica Global Financing(b)                          6.30          5/10/2011          5,298
                                                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
     8,000    Associates Corp. of North America                           6.25         11/01/2008          8,150
     6,000    Bank of America Corp.                                       8.00                  -(d)       6,243
    10,000    Bank One Corp.                                              7.88          8/01/2010         10,983
     5,000    Citigroup, Inc.                                             4.13          2/22/2010          5,018
    10,000    MBNA American Bank                                          6.75          3/15/2008         10,038
                                                                                                      ----------
                                                                                                          40,432
                                                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
    15,000    Berkshire Hathaway Finance Corp.                            4.85          1/15/2015         15,199
     5,000    MBIA Insurance Co.(a),(b)                                  14.00          1/15/2033          4,680
     5,000    Progressive Corp.                                           6.70          6/15/2037          4,762
     5,000    Travelers Companies, Inc.                                   6.25          3/15/2067          4,763
     5,000    XL Capital Ltd.                                             6.50                  -(d)       3,955
                                                                                                      ----------
                                                                                                          33,359
                                                                                                      ----------
              REGIONAL BANKS (0.7%)
     5,000    Chittenden Corp.                                            5.80          2/14/2017          5,021
     8,000    Hudson United Bank                                          7.00          5/15/2012          8,683
                                                                                                      ----------
                                                                                                          13,704
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.3%)
   $ 5,000    Liberty Property, LP                                        6.63%        10/01/2017     $    5,021
                                                                                                      ----------
              REITs - RETAIL (1.8%)
     9,000    Chelsea Property Group                                      6.00          1/15/2013          9,208
     5,000    National Retail Properties, Inc.                            6.88         10/15/2017          5,095
    15,000    Pan Pacific Retail Properties, Inc.                         7.95          4/15/2011         16,079
     5,000    Rouse Co.                                                   5.38         11/26/2013          4,422
                                                                                                      ----------
                                                                                                          34,804
                                                                                                      ----------
              REITs - SPECIALIZED (0.3%)
     5,000    Nationwide Health Properties, Inc.                          6.25          2/01/2013          5,281
                                                                                                      ----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
     5,000    Countrywide Financial Corp.                                 5.80          6/07/2012          4,453
    12,000    Washington Mutual, Inc.                                     8.25          4/01/2010         11,417
                                                                                                      ----------
                                                                                                          15,870
                                                                                                      ----------
              Total Financials                                                                           205,785
                                                                                                      ----------
              HEALTH CARE (0.9%)
              ------------------
              BIOTECHNOLOGY (0.5%)
    10,000    Genentech, Inc.                                             4.75          7/15/2015         10,028
                                                                                                      ----------

              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     2,500    Thermo Fisher Scientific, Inc.                              5.00          6/01/2015          2,370
                                                                                                      ----------
              MANAGED HEALTH CARE (0.3%)
     5,000    Highmark, Inc.(b)                                           6.80          8/15/2013          5,639
                                                                                                      ----------
              Total Health Care                                                                           18,037
                                                                                                      ----------
              INDUSTRIALS (3.1%)
              ------------------
              BUILDING PRODUCTS (0.4%)
     8,000    USG Corp.                                                   6.30         11/15/2016          7,100
                                                                                                      ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
     5,000    John Deere Capital Corp.                                    5.27(c)       6/10/2008          5,001
    10,000    John Deere Capital Corp.                                    5.10          1/15/2013         10,338
                                                                                                      ----------
                                                                                                          15,339
                                                                                                      ----------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   $10,000    Waste Management, Inc.                                      7.38%         8/01/2010     $   10,676
                                                                                                      ----------
              INDUSTRIAL MACHINERY (0.5%)
    10,000    Danaher Corp.                                               5.63          1/15/2018         10,353
                                                                                                      ----------
              RAILROADS (0.8%)
     2,058    CSX Transportation Inc.                                     9.75          6/15/2020          2,598
     2,842    Norfolk Southern Railway Co.                                9.75          6/15/2020          3,789
    10,000    TTX Co.(b)                                                  5.40          2/15/2016          9,705
                                                                                                      ----------
                                                                                                          16,092
                                                                                                      ----------
              Total Industrials                                                                           59,560
                                                                                                      ----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.5%)
     5,000    Cisco Systems, Inc.                                         5.50          2/22/2016          5,175
     5,000    Harris Corp.                                                5.95         12/01/2017          5,121
                                                                                                      ----------
              Total Information Technology                                                                10,296
                                                                                                      ----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     4,000    Qwest Communications International, Inc.                    7.25          2/15/2011          3,980
                                                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     3,500    US Unwired, Inc.                                           10.00          6/15/2012          3,679
                                                                                                      ----------
              Total Telecommunication Services                                                             7,659
                                                                                                      ----------
              UTILITIES (4.9%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
     1,890    FPL Energy American Wind(b)                                 6.64          6/20/2023          2,012
     5,000    FPL Group Capital, Inc.                                     7.30          9/01/2067          5,030
     5,000    Gulf Power Co.                                              4.90         10/01/2014          4,997
    10,000    Northern States Power Co.                                   8.00          8/28/2012         11,527
     2,771    Power Contract Financing(b)                                 6.26          2/01/2010          2,898
     5,000    PPL Energy Supply, LLC                                      6.20          5/15/2016          5,142
     8,299    Tristate General & Transport Association(b)                 6.04          1/31/2018          8,811

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
   $10,000    West Penn Power Co.                                         6.63%         4/15/2012     $   10,731
                                                                                                      ----------
                                                                                                          51,148
                                                                                                      ----------
              GAS UTILITIES (1.7%)
     8,000    AGL Capital Corp.                                           6.38          7/15/2016          8,266
     5,000    Enbridge Energy Partners, LP                                5.35         12/15/2014          4,997
     2,000    Enbridge Energy Partners, LP                                8.05         10/01/2037          1,927
     8,000    Gulfstream Natural Gas Systems, LLC(b)                      5.56         11/01/2015          8,024
     5,000    Questar Pipeline Co.                                        5.83          2/01/2018          5,051
     5,000    Southern Star Central Gas Pipeline, Inc.(b)                 6.00          6/01/2016          4,925
                                                                                                      ----------
                                                                                                          33,190
                                                                                                      ----------
              MULTI-UTILITIES (0.2%)
     5,000    South Carolina Electric & Gas Co.                           5.30          5/15/2033          4,531
                                                                                                      ----------
              WATER UTILITIES (0.3%)
     5,000    American Water Capital Corp.(b)                             6.09         10/15/2017          5,136
                                                                                                      ----------
              Total Utilities                                                                             94,005
                                                                                                      ----------
              Total Corporate Obligations (cost: $525,036)                                               539,969
                                                                                                      ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (11.3%)

              ENERGY (0.8%)
              -------------
              OIL & GAS DRILLING (0.3%)
     5,010    Delek & Avner-Yam Tethys Ltd.(b)                            6.01(c)       8/01/2013          5,005
                                                                                                      ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     5,000    Canadian Natural Resources Ltd.                             5.70          5/15/2017          5,031
                                                                                                      ----------
              OIL & GAS REFINING & MARKETING (0.2%)
     5,000    GS Caltex Corp.(b)                                          5.50         10/15/2015          4,773
                                                                                                      ----------
              Total Energy                                                                                14,809
                                                                                                      ----------
              FINANCIALS (6.8%)
              -----------------
              DIVERSIFIED BANKS (5.3%)
     5,000    ANZ Capital Trust I(b)                                      4.48                  -(d)       4,917
     6,000    Banco Santander(b)                                          5.38         12/09/2014          5,963
     5,000    Barclays Bank plc(b)                                        6.05         12/04/2017          5,161

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
   $ 5,180    Barclays Bank plc(b)                                        7.38%                 -(d)  $    5,461
     5,000    BNP Paribas(b)                                              7.20                  -(d)       4,833
     5,000    Canadian Imperial Bank Corp.(b)                             7.26          4/10/2032          5,338
    20,000    Landesbank Baden-Wuerttemberg                               6.35          4/01/2012         22,329
    10,000    Lloyds TSB Group plc(b)                                     6.27                  -(d)       8,858
     5,000    Mizuho Capital Investment 1 Ltd.(a),(b)                     6.69                  -(d)       4,515
    10,000    MUFG Capital Finance 1 Ltd.                                 6.35                  -(d)       9,549
    15,000    Nordea Bank AB(b)                                           5.25         11/30/2012         15,363
     5,000    Standard Chartered Bank(b)                                  6.40          9/26/2017          5,233
     5,000    Sumitomo Mitsui Financial Group(b)                          6.08                  -(d)       4,650
                                                                                                      ----------
                                                                                                         102,170
                                                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     5,000    ZFS Finance USA Trust II(b)                                 6.45         12/15/2065          4,616
                                                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
     5,000    Catlin Insurance Co. Ltd.(b)                                7.25                  -(d)       4,494
                                                                                                      ----------
              REGIONAL BANKS (0.5%)
     5,000    Glitnir Banki hf(b)                                         6.38          9/25/2012          4,751
     5,000    Kaupthing Bank hf(b)                                        7.13          5/19/2016          4,186
                                                                                                      ----------
                                                                                                           8,937
                                                                                                      ----------
              REITs - RETAIL (0.5%)
    10,000    Westfield Capital Corp.(b)                                  5.13         11/15/2014          9,338
                                                                                                      ----------
              Total Financials                                                                           129,555
                                                                                                      ----------
              INDUSTRIALS (0.5%)
              ------------------
              BUILDING PRODUCTS (0.5%)
    10,000    CRH America, Inc.                                           6.00          9/30/2016          9,695
                                                                                                      ----------
              MATERIALS (1.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
     5,000    Glencore Funding, LLC(b)                                    6.00          4/15/2014          4,968
                                                                                                      ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
    10,000    Agrium, Inc.                                                8.25          2/15/2011         11,085
     8,000    Yara International ASA(b)                                   5.25         12/15/2014          7,926
                                                                                                      ----------
                                                                                                          19,011
                                                                                                      ----------
              Total Materials                                                                             23,979
                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              GOVERNMENT (2.0%)
              -----------------
              FOREIGN GOVERNMENT (2.0%)
   $25,000    Region of Lombardy                                          5.80%        10/25/2032     $   26,805
    10,000    Republic of Poland                                          5.25          1/15/2014         10,615
                                                                                                      ----------
              Total Government                                                                            37,420
                                                                                                      ----------
              Total Eurodollar and Yankee Obligations
                 (cost: $214,508)                                                                        215,458
                                                                                                      ----------

              ASSET-BACKED SECURITIES (0.6%)

              FINANCIALS (0.5%)
              -----------------
              ASSET-BACKED FINANCING (0.5%)
     1,625    ARG Funding Corp. (INS)(b)                                  4.02          4/20/2009          1,625
     8,333    Rental Car Finance Corp. (INS)(b)                           5.07(c)       6/25/2009          8,329
                                                                                                      ----------
              Total Financials                                                                             9,954
                                                                                                      ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
     1,225    America West Airlines, Inc.                                 6.85          7/02/2009          1,203
                                                                                                      ----------
              Total Asset-Backed Securities (cost: $11,173)                                               11,157
                                                                                                      ----------
              COMMERCIAL MORTGAGE SECURITIES (17.1%)

              FINANCIALS (17.1%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (17.0%)
     9,345    Banc of America Commercial Mortgage Trust                   5.79          5/11/2035          9,555
    10,000    Banc of America Commercial Mortgage Trust                   4.65          9/11/2036          9,780
    10,000    Banc of America Commercial Mortgage Trust                   5.72(c)       5/10/2045         10,091
    11,000    Banc of America Commercial Mortgage Trust                   5.18(c)       9/10/2047         10,893
     5,008    Bear Stearns Commercial Mortgage Securities, Inc.(b)        6.00          6/16/2030          4,857
    11,545    Bear Stearns Commercial Mortgage Securities, Inc.           5.62(c)       3/11/2039         11,544
     4,000    Chase Commercial Mortgage Securities Corp.                  6.56          5/18/2030          4,007
     5,000    Citigroup Commercial Mortgage Trust(b)                      4.83          9/20/2051          4,499
    12,000    Commercial Mortgage Trust                                   5.12          6/10/2044         11,995

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
   $ 8,000    Credit Suisse First Boston Mortgage Capital                 5.71%(c)      2/15/2039     $    8,011
     9,913    Credit Suisse First Boston Mortgage Securities Corp.        6.38         12/18/2035         10,239
    10,000    Credit Suisse First Boston Mortgage Securities Corp.        4.81          2/15/2038          9,809
    11,100    Credit Suisse First Boston Mortgage Securities Corp.        5.23         12/15/2040         11,253
     9,160    First Union National Bank Commercial Mortgage Trust         7.39         12/15/2031          9,519
       952    GE Commercial Mortgage Corp.                                2.78          7/10/2037            950
    10,000    GE Commercial Mortgage Corp.                                5.52(c)       3/10/2044          9,924
     2,500    J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.19(c)       3/15/2046          2,258
    12,215    J.P. Morgan Chase Commercial Mortgage Securities Corp.      4.82          9/12/2037         12,053
    10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.49          4/15/2043          9,961
    10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.34(c)      12/15/2044         10,161
    10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.      6.07(c)       4/15/2045         10,164
    10,000    LB UBS Commercial Mortgage Trust                            4.95          9/15/2030          9,866
     7,000    LB UBS Commercial Mortgage Trust                            5.34          9/15/2039          6,874
     7,000    LB UBS Commercial Mortgage Trust                            4.58          8/15/2029          6,914
     7,000    Merrill Lynch Mortgage Trust                                5.62          7/12/2034          7,153
    10,000    Merrill Lynch Mortgage Trust                                5.02          7/12/2038          9,831
    12,550    Morgan Stanley Capital I, Inc.                              4.59          4/14/2040         12,360
     7,000    Morgan Stanley Capital I, Inc.                              5.97(c)       8/12/2041          7,091
     5,350    Morgan Stanley Capital I, Inc.                              5.17          1/14/2042          5,345
    10,000    Morgan Stanley Capital I, Inc.                              5.69          7/12/2044         10,006
     6,000    Morgan Stanley Capital I, Inc.                              4.85          6/12/2047          5,855
    11,425    Morgan Stanley Capital I, Inc.                              5.17         10/12/2052         11,302
       860    Salomon Brothers Mortgage Securities VII, Inc.              6.34         12/18/2033            862
     5,000    Timberstar Trust(b)                                         5.88         10/15/2036          4,875
    10,000    Wachovia Bank Commercial Mortgage Trust                     5.08          3/15/2042          9,681
     5,000    Wachovia Bank Commercial Mortgage Trust                     4.66          4/15/2042          4,957
    10,500    Wachovia Bank Commercial Mortgage Trust                     4.81          4/15/2042         10,241
    10,000    Wachovia Bank Commercial Mortgage Trust                     4.61          5/15/2044          9,794
    10,350    Wachovia Bank Commercial Mortgage Trust                     5.35(c)      10/15/2044         10,342
                                                                                                      ----------
                                                                                                         324,872
                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   $27,750    Bear Stearns Commercial Mortgage Securities,
                 Inc., acquired 6/17/2004; cost $1,614(b),(e)             2.06%         5/14/2016     $      656
    53,863    Greenwich Capital Commercial Funding Corp.,
                 acquired 8/13/2003; cost $3,043(b),(e)                   2.22          1/11/2035          1,878
    27,249    Wachovia Bank Commercial Mortgage Trust,
                 acquired 8/06/2003; cost $1,378(b),(e)                   1.13          4/15/2035            736
                                                                                                      ----------
                                                                                                           3,270
                                                                                                      ----------
              Total Financials                                                                           328,142
                                                                                                      ----------
              Total Commercial Mortgage Securities (cost: $326,508)                                      328,142
                                                                                                      ----------
              U.S. GOVERNMENT AGENCY ISSUES (20.8%)(f)

              DEBENTURES (0.5%)
    10,000    Fannie Mae(+)                                               4.68(c)       2/17/2009         10,027
                                                                                                      ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.5%)
    26,499    Fannie Mae(+)                                               5.00          6/01/2033         26,447
    18,641    Fannie Mae(+)                                               5.50          7/01/2021         19,100
    20,000    Fannie Mae(+)                                               5.50          9/01/2035         20,280
    10,258    Fannie Mae(+)                                               5.50         10/01/2035         10,402
    17,251    Fannie Mae(+)                                               5.50          1/01/2036         17,492
    20,818    Fannie Mae(+)                                               5.50          4/01/2036         21,109
    23,456    Fannie Mae(+)                                               5.50          2/01/2037         23,781
    20,724    Fannie Mae(+)                                               5.50          3/01/2037         21,007
    25,029    Fannie Mae(+)                                               6.00          5/01/2036         25,692
    19,897    Fannie Mae(+)                                               6.00          6/01/2036         20,424
     2,417    Fannie Mae(+)                                               6.50          4/01/2031          2,524
        48    Fannie Mae(+)                                               6.50          7/01/2031             51
     4,090    Fannie Mae(+)                                               6.50          3/01/2032          4,270
       104    Fannie Mae(+)                                               7.00         10/01/2022            111
        85    Fannie Mae(+)                                               7.00          3/01/2023             90
       465    Fannie Mae(+)                                               7.00          4/01/2023            496
     5,901    Freddie Mac(+)                                              5.00          6/01/2020          5,981
    19,020    Freddie Mac(+)                                              5.00          1/01/2021         19,278
    17,488    Freddie Mac(+)                                              5.50         11/01/2020         17,906
     7,784    Freddie Mac(+)                                              5.50         12/01/2020          7,970
    10,108    Freddie Mac(+)                                              5.50         12/01/2035         10,241
    24,979    Freddie Mac(+)                                              5.50          4/01/2036         25,302

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
   $13,999    Government National Mortgage Assn. I                        5.00%         8/15/2033     $   14,051
     1,129    Government National Mortgage Assn. I                        6.00          8/15/2028          1,171
       949    Government National Mortgage Assn. I                        6.00          9/15/2028            984
     1,411    Government National Mortgage Assn. I                        6.00          9/15/2028          1,463
     9,779    Government National Mortgage Assn. I                        6.00          9/15/2028         10,142
     2,600    Government National Mortgage Assn. I                        6.00         10/15/2028          2,695
     1,321    Government National Mortgage Assn. I                        6.00          1/15/2029          1,370
     1,235    Government National Mortgage Assn. I                        6.00          1/15/2029          1,280
       256    Government National Mortgage Assn. I                        6.00          1/15/2029            265
     1,763    Government National Mortgage Assn. I                        6.00          1/15/2033          1,824
        41    Government National Mortgage Assn. I                        6.50          6/15/2023             43
       107    Government National Mortgage Assn. I                        6.50          7/15/2023            112
       524    Government National Mortgage Assn. I                        6.50          7/15/2023            549
       293    Government National Mortgage Assn. I                        6.50          9/15/2023            307
       656    Government National Mortgage Assn. I                        6.50         10/15/2023            688
       409    Government National Mortgage Assn. I                        6.50         10/15/2023            428
        83    Government National Mortgage Assn. I                        6.50         10/15/2023             87
       644    Government National Mortgage Assn. I                        6.50         12/15/2023            675
     1,315    Government National Mortgage Assn. I                        6.50         12/15/2023          1,378
       320    Government National Mortgage Assn. I                        6.50          1/15/2024            336
       550    Government National Mortgage Assn. I                        6.50          2/15/2024            576
       278    Government National Mortgage Assn. I                        6.50          4/15/2026            291
     1,558    Government National Mortgage Assn. I                        6.50          5/15/2028          1,631
     3,677    Government National Mortgage Assn. I                        6.50         10/15/2031          3,844
       175    Government National Mortgage Assn. I                        7.00          5/15/2023            187
       213    Government National Mortgage Assn. I                        7.00          5/15/2023            229
       191    Government National Mortgage Assn. I                        7.00          5/15/2023            205
       177    Government National Mortgage Assn. I                        7.00          5/15/2023            189
       295    Government National Mortgage Assn. I                        7.00          6/15/2023            316
       154    Government National Mortgage Assn. I                        7.00          6/15/2023            165
       327    Government National Mortgage Assn. I                        7.00          6/15/2023            351
       201    Government National Mortgage Assn. I                        7.00          8/15/2023            215
       985    Government National Mortgage Assn. I                        7.00          8/15/2023          1,056
       107    Government National Mortgage Assn. I                        7.00          8/15/2023            115
       689    Government National Mortgage Assn. I                        7.00          8/15/2023            740
       330    Government National Mortgage Assn. I                        7.00          9/15/2023            354
       138    Government National Mortgage Assn. I                        7.00          1/15/2026            148
        40    Government National Mortgage Assn. I                        7.00          3/15/2026             43
        38    Government National Mortgage Assn. I                        7.00          3/15/2026             41
     1,009    Government National Mortgage Assn. I                        7.00         10/15/2027          1,083
       774    Government National Mortgage Assn. I                        7.00          6/15/2029            830

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
   $   504    Government National Mortgage Assn. I                        7.00%         6/15/2029     $      540
       582    Government National Mortgage Assn. I                        7.00          7/15/2029            624
       769    Government National Mortgage Assn. I                        7.00          8/15/2031            823
       492    Government National Mortgage Assn. I                        7.00          7/15/2032            526
       688    Government National Mortgage Assn. I                        7.50          7/15/2023            743
       322    Government National Mortgage Assn. I                        7.50          6/15/2026            348
       790    Government National Mortgage Assn. I                        7.50          6/15/2026            854
       751    Government National Mortgage Assn. I                        7.50          7/15/2026            812
       442    Government National Mortgage Assn. I                        7.50          5/15/2027            477
       652    Government National Mortgage Assn. I                        7.50          2/15/2028            704
       589    Government National Mortgage Assn. I                        7.50         12/15/2028            636
       480    Government National Mortgage Assn. I                        7.50          8/15/2029            518
     4,195    Government National Mortgage Assn. II                       5.50          4/20/2033          4,278
     4,323    Government National Mortgage Assn. II                       6.00          8/20/2032          4,468
     2,889    Government National Mortgage Assn. II                       6.00          9/20/2032          2,985
     1,210    Government National Mortgage Assn. II                       6.50          8/20/2031          1,265
                                                                                                      ----------
                                                                                                         373,012
                                                                                                      ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
     2,934    Perforadora Centrale S.A. de C.V. "A," Title XI             5.24         12/15/2018          3,214
    10,000    Totem Ocean Trailer Express, Inc., Title XI                 6.37          4/15/2028         12,127
                                                                                                      ----------
                                                                                                          15,341
                                                                                                      ----------
              Total U.S. Government Agency Issues (cost: $386,072)                                       398,380
                                                                                                      ----------
              U.S. TREASURY SECURITIES (10.8%)

              BONDS (1.2%)
    20,771    5.25%, 11/15/2028(a)                                                                        23,267
                                                                                                      ----------
              INFLATION-INDEXED NOTES (2.9%)
    50,166    2.38%, 1/15/2025(a)                                                                         55,328
                                                                                                      ----------
              NOTES (6.7%)
    31,000    4.63%, 2/29/2012(a)                                                                         33,400
     3,000    4.75%, 5/31/2012(a)                                                                          3,250
    38,000    4.00%, 2/15/2014(a)                                                                         40,016
    42,000    4.63%, 2/15/2017(a)                                                                         45,288
     5,000    4.50%, 5/15/2017(a)                                                                          5,345
                                                                                                      ----------
                                                                                                         127,299
                                                                                                      ----------
              Total U.S. Treasury Securities (cost: $190,864)                                            205,894
                                                                                                      ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (2.3%)

              APPROPRIATED DEBT (0.2%)
   $ 2,935    New Jersey EDA                                              5.18%        11/01/2015     $    2,993
                                                                                                      ----------
              CASINOS & GAMING (0.2%)
     5,000    Mashantucket (Western) Pequot Tribe(b)                      5.91          9/01/2021          4,579
                                                                                                      ----------
              ELECTRIC/GAS UTILITIES (0.1%)
     2,795    North Carolina Eastern Municipal Power Agency               5.55          1/01/2013          2,883
                                                                                                      ----------
              ESCROWED BONDS (0.1%)
     1,000    New Jersey Turnpike Auth. (INS)(PRE)                        4.25          1/01/2016          1,003
                                                                                                      ----------
              GENERAL OBLIGATION (0.1%)
     2,200    Marin County (INS)                                          4.89          8/01/2016          2,226
                                                                                                      ----------
              OIL & GAS REFINING & MARKETING (0.5%)
     9,500    Harris County                                               5.68          3/01/2023          9,930
                                                                                                      ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     2,000    New York Housing Finance Agency                             5.18          9/15/2010          2,093
                                                                                                      ----------
              TOLL ROADS (1.0%)
    19,000    New Jersey Turnpike Auth. (INS)                             4.25          1/01/2016         18,604
                                                                                                      ----------
              Total Municipal Bonds (cost: $44,430)                                                       44,311
                                                                                                      ----------

 NUMBER OF
    SHARES
----------
              PREFERRED SECURITIES (6.7%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    70,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                   6,478
                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL
    AMOUNT                                                                                                MARKET
   $(000)/                                                                                                 VALUE
    SHARES    SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              FINANCIALS (6.4%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.3%)
   250,000    Ace Ltd., depositary shares, Series C, 7.80%,
                 cumulative redeemable, perpetual                                                     $    6,305
                                                                                                      ----------
              REINSURANCE (0.2%)
    $5,000    Swiss Re Capital I LP, 6.85%, perpetual(a),(b)                                               4,844
                                                                                                      ----------
              REITs - INDUSTRIAL (1.1%)
   120,000    AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                        2,786
    18,000    AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual                          409
   344,500    Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual                     18,237
                                                                                                      ----------
                                                                                                          21,432
                                                                                                      ----------
              REITs - OFFICE (1.1%)
    51,050    Duke Realty Corp. depositary shares, Series N, 7.25%,
                 cumulative redeemable, perpetual                                                          1,238
   614,000    Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual(a)                     14,552
   200,000    HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual                     4,500
                                                                                                      ----------
                                                                                                          20,290
                                                                                                      ----------
              REITs - RESIDENTIAL (1.3%)
   203,000    BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual                      4,345
   142,500    Equity Residential Properties Trust, depositary shares,
                 Series K, 8.29%, cumulative redeemable, perpetual                                         7,833
   250,000    Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                    11,958
                                                                                                      ----------
                                                                                                          24,136
                                                                                                      ----------
              REITs - RETAIL (2.0%)
   200,000    Developers Diversified Realty Corp., Series I, 7.50%,
                 cumulative redeemable, perpetual                                                          4,712
   415,000    Kimco Realty Corp., depositary shares, Series F, 6.65%,
                 cumulative redeemable, perpetual                                                          9,584

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                          MARKET
 NUMBER OF                                                                                                 VALUE
    SHARES    SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
   400,000    Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                   $    9,438
   374,300    Regency Centers Corp., Series D, 7.25%, cumulative redeemable, perpetual                     8,777
   201,500    Weingarten Realty Investors, depositary shares, Series D, 6.75%, cumulative
                 redeemable, perpetual                                                                     4,855
                                                                                                      ----------
                                                                                                          37,366
                                                                                                      ----------
              REITs - SPECIALIZED (0.4%)
   350,000    Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual                      7,569
                                                                                                      ----------
              Total Financials                                                                           121,942
                                                                                                      ----------
              Total Preferred Securities (cost: $132,195)                                                128,420
                                                                                                      ----------

 PRINCIPAL
    AMOUNT                                                              COUPON
     (000)                                                                RATE           MATURITY
----------                                                              ------           --------
              MONEY MARKET INSTRUMENTS (1.3%)

              COMMERCIAL PAPER (0.8%)

              ENERGY (0.4%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    $7,357    Devon Energy Corp.(b),(g)                                   3.36%         2/01/2008          7,357
                                                                                                      ----------

              MATERIALS (0.4%)
              ----------------
              SPECIALTY CHEMICALS (0.4%)
     7,300    Rohm and Haas Co.(b),(g)                                    3.37          2/01/2008          7,300
                                                                                                      ----------
              Total Commercial Paper                                                                      14,657
                                                                                                      ----------

              VARIABLE-RATE DEMAND NOTES (0.5%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              HOME FURNISHINGS (0.2%)
     3,670    Caddo Parrish (LOC - Capital One, N.A.)                     4.00          7/01/2024          3,670
                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                              COUPON                             VALUE
     (000)    SECURITY                                                    RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
              FINANCIALS (0.3%)
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
   $ 1,635    145 Associates Ltd. (LOC - Huntington
                National Bank)                                            4.26%        10/01/2020     $    1,635
     1,705    Vista Funding Corp. (LOC - Huntington
                National Bank)                                            4.51          3/01/2019          1,705
     2,405    Wryneck Ltd. (LOC - Huntington National Bank)               4.26          1/01/2020          2,405
                                                                                                      ----------
              Total Financials                                                                             5,745
                                                                                                      ----------
              Total Variable-Rate Demand Notes                                                             9,415
                                                                                                      ----------
              Total Money Market Instruments (cost: $24,072)                                              24,072
                                                                                                      ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (11.1%)

              COMMERCIAL PAPER (2.6%)

              FINANCIALS (2.6%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
    25,000    Ranger Funding Co., LLC(b),(g)                              3.15(h)       2/01/2008         25,000
    25,000    Park Avenue Receivables(b)                                  3.15(h)       2/01/2008         25,000
                                                                                                      ----------
              Total Financials                                                                            50,000
                                                                                                      ----------
              Total Commercial Paper                                                                      50,000
                                                                                                      ----------
              CORPORATE OBLIGATIONS (3.7%)

              FINANCIALS (3.7%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
    25,000    Links Finance, LLC(b)                                       3.32(c)       3/13/2008         24,952
    20,000    Toyota Motor Credit Corp.                                   3.31(c)       2/12/2008         19,999
                                                                                                      ----------
                                                                                                          44,951
                                                                                                      ----------
              REGIONAL BANKS (1.3%)
    25,000    Bank of America N.A.                                        3.18(c)       2/08/2008         25,000
                                                                                                      ----------
              Total Financials                                                                            69,951
                                                                                                      ----------
              Total Corporate Obligations                                                                 69,951
                                                                                                      ----------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                                MARKET
    AMOUNT                                                                                                 VALUE
     (000)    SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (3.4%)
   $39,000    Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $39,000 (collateralized by $40,260 of Fannie Mae
                 Discount Notes(f),(+), 2.65%(h), due 7/09/2008; market value $39,781)                $   39,000
    25,000    Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $25,000 (collateralized by $24,971 of Fannie Mae
                 Notes(f),(+), 4.25% - 5.90%, due 5/13/2010 - 3/27/2015; combined
                 market value $25,501)                                                                    25,000
                                                                                                      ----------
              Total Repurchase Agreements                                                                 64,000
                                                                                                      ----------

    NUMBER
 OF SHARES
----------

             MONEY MARKET FUNDS (1.4%)
    52,095   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(i)                                  52
27,380,377   Merrill Lynch Premier Institutional Fund, 4.31%(i)                                           27,380
                                                                                                      ----------
             Total Money Market Funds                                                                     27,432
                                                                                                      ----------

             Total Short-Term Investments Purchased
                With Cash Collateral From Securities Loaned
                (cost: $211,432)                                                                         211,383
                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,066,290)                                                     $2,107,186
                                                                                                      ==========

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==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.5% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

34

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==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS
            (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         EDA    Economic Development Authority
         PRE    Prerefunded to a date prior to maturity
         REIT   Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp. or MBIA Insurance Corp.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

         (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $3,270,000, which represented 0.1% of the Fund's net assets.

         (f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

             subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (i) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (j) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $206,260) (identified cost of $2,066,290)                       $2,107,186
   Cash                                                                                  12
   Receivables:
      Capital shares sold                                                             1,936
      Dividends and interest                                                         18,037
      Other                                                                             110
                                                                                 ----------
         Total assets                                                             2,127,281
                                                                                 ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              211,443
      Capital shares redeemed                                                         2,306
   Accrued management fees                                                              470
   Accrued administration and servicing fees                                              8
   Accrued transfer agent's fees                                                         49
   Other accrued expenses and payables                                                  130
                                                                                 ----------
         Total liabilities                                                          214,406
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,912,875
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,914,256
   Accumulated undistributed net investment income                                    3,460
   Accumulated net realized loss on investments                                     (45,737)
   Net unrealized appreciation of investments                                        40,896
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,912,875
                                                                                 ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                      156,196
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    12.25
                                                                                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                         $ 4,523
   Interest                                                           50,180
   Securities lending (net)                                              480
                                                                     -------
      Total income                                                    55,183
                                                                     -------
EXPENSES
   Management fees                                                     2,667
   Administration and servicing fees                                   1,431
   Transfer agent's fees                                               1,514
   Custody and accounting fees                                           125
   Postage                                                               107
   Shareholder reporting fees                                             46
   Trustees' fees                                                          4
   Registration fees                                                      28
   Professional fees                                                      44
   Other                                                                  12
                                                                     -------
      Total expenses                                                   5,978
   Expenses paid indirectly                                              (15)
                                                                     -------
      Net expenses                                                     5,963
                                                                     -------
NET INVESTMENT INCOME                                                 49,220
                                                                     -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                   4,973
   Change in net unrealized appreciation/depreciation                 45,161
                                                                     -------
      Net realized and unrealized gain                                50,134
                                                                     -------
Increase in net assets resulting from operations                     $99,354
                                                                     =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                1/31/2008       7/31/2007
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                       $   49,220      $   90,067
   Net realized gain on investments                                 4,973             595
   Change in net unrealized appreciation/depreciation
      of investments                                               45,161          (2,183)
                                                               --------------------------
      Increase in net assets resulting from operations             99,354          88,479
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          (47,540)        (89,828)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      194,738         354,623
   Reinvested dividends                                            41,911          77,977
   Cost of shares redeemed                                       (222,246)       (336,027)
                                                               --------------------------
      Increase in net assets from
         capital share transactions                                14,403          96,573
                                                               --------------------------
   Capital contribution from USAA Transfer
      Agency Company                                                    -               1
                                                               --------------------------
Net increase in net assets                                         66,217          95,225

NET ASSETS
   Beginning of period                                          1,846,658       1,751,433
                                                               --------------------------
   End of period                                               $1,912,875      $1,846,658
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $    3,460      $    1,780
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     16,066          29,338
   Shares issued for dividends reinvested                           3,470           6,465
   Shares redeemed                                                (18,274)        (27,815)
                                                               --------------------------
      Increase in shares outstanding                                1,262           7,988
                                                               ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                 recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Futures contracts are valued at the last quoted sales price.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                 services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2008, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest,

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

              are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2008.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $15,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 4.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

        capital loss carryovers of $50,710,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
------------------------------------------------
 EXPIRES                               BALANCE
---------                            -----------
  2009                               $ 5,363,000
  2011                                45,347,000
                                     -----------
                             Total   $50,710,000
                                     ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $171,328,000 and $162,459,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $60,768,000 and $19,872,000, respectively, resulting in net unrealized appreciation of $40,896,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

         102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $480,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $206,260,000 and received cash collateral of $211,443,000 for the loans. Of this amount, $211,432,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $11,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

              The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,667,000, which included a performance

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

              adjustment of $378,000 that increased the base management fee of 0.24% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,431,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $16,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,514,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

50

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

              the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

52

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           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                           JANUARY 31,                          YEAR ENDED JULY 31,
                                        ------------------------------------------------------------------------------------
                                              2008          2007           2006           2005           2004           2003
                                        ------------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $    11.92    $    11.92     $    12.32     $    12.24     $    12.16     $    12.05
                                        ------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                       .31           .60            .59            .56            .55            .60
   Net realized and
      unrealized gain (loss)                   .32          (.00)(a)       (.41)           .08            .08            .12
                                        ------------------------------------------------------------------------------------
Total from investment operations               .63           .60            .18            .64            .63            .72
                                        ------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                      (.30)         (.60)          (.58)          (.56)          (.55)          (.61)
                                        ------------------------------------------------------------------------------------
Net asset value at
   end of period                        $    12.25    $    11.92     $    11.92     $    12.32     $    12.24     $    12.16
                                        ====================================================================================
Total return (%)*                             5.38          5.09(b)        1.50           5.33           5.23           5.98
Net assets at
   end of period (000)                  $1,912,875    $1,846,658     $1,751,433     $1,798,881     $1,710,032     $1,757,831
Ratios to average
   net assets:**
   Expenses (%)(e)                             .63(c)        .62(b)         .59            .55            .52            .50(d)
   Expenses, excluding
      reimbursements (%)(e)                    .63(c)        .62(b)         .59            .55            .52            .50
   Net investment
      income (%)                              5.16(c)       4.98           4.81           4.38           4.36           4.79
Portfolio turnover (%)                           9            28             36             24             28             61

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $1,897,940,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
-------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
January 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2007 -
                                   AUGUST 1, 2007        JANUARY 31, 2008         JANUARY 31, 2008
                                   -----------------------------------------------------------------
Actual                               $1,000.00               $1,053.80                  $3.25
Hypothetical
   (5% return before expenses)        1,000.00                1,021.97                   3.20

        *Expenses are equal to the Fund's annualized expense ratio of 0.63%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 5.38% for the six-month period of August 1, 2007, through January 31, 2008.

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

                    TRUSTEES      Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Barbara B. Ostdiek, Ph.D.
                                  Michael F. Reimherr
                                  Richard A. Zucker

------------------------------------------------------------------------------

              ADMINISTRATOR,      USAA Investment Management Company
         INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER, AND      San Antonio, Texas 78265-9825
                 DISTRIBUTOR

------------------------------------------------------------------------------

              TRANSFER AGENT      USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

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               CUSTODIAN AND      State Street Bank and Trust Company
            ACCOUNTING AGENT      P.O. Box 1713
                                  Boston, Massachusetts 02105

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                 INDEPENDENT      Ernst & Young LLP
           REGISTERED PUBLIC      100 West Houston St., Suite 1800
             ACCOUNTING FIRM      San Antonio, Texas 78205

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                 MUTUAL FUND      LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7      At "Products & Services" click
                 AT USAA.COM      "Investments" then "Mutual Funds"

                     OR CALL      View account balance, transactions, fund
              (800) 531-USAA      prices; or exchange/redeem fund shares.
                                  Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23424-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.